Benefit Plans - Summary of Changes in Asset Ceiling (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 903
Ending balance	1,597	$ 903
Defined Benefit Pension Plan | Asset Ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	0	367
Asset ceiling effect excluding interest expense and foreign currency translation	0	(377)
Translation differences	0	10
Ending balance	$ 0	$ 0